Finance Expenses - Schedule of Finance Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Continuing operations
Commitment fee- Arena	$ 1,867,623
Amortization of debt discount		272,209
Unrealized loss on digital assets	5,038
Interest expense	81,313	49,929	158,643
Total finance expenses from continuing operations	$ 1,953,974	$ 322,138	$ 158,643